Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Receivables [Abstract]
Summary of trade and other receivables

	2018 £m	2017 £m

Trade receivables	2,868	3,306

Loans and other receivables	1,082	1,214

Prepayments and accrued income	323	289

	4,273	4,809

Current	3,588	4,053

Non-current	685	756

	4,273	4,809

Summary of trade and other receivables reported in balance sheet net of allowances

Trade and other receivables have been reported in the balance sheet net of allowances as follows:

	2018 £m	2017 £m

Trade receivables - gross	2,898	3,345

Trade receivables - allowance	(30)	(39)

Loans and other receivables - gross	1,092	1,260

Loans and other receivables - allowance	(10)	(46)

Prepayments and accrued income	323	289

Net trade and other receivables per balance sheet	4,273	4,809

Summary of movements in allowance account

The movements in the allowance account are as follows:

	Trade receivables	Loans and other receivables	Total	Trade receivables	Loans and other receivables	Total
	2018 £m	2018 £m	2018 £m	2017 £m	2017 £m	2017 £m

1 January	39	46	85	87	-	87

Accounting policy change (IFRS 9) (notes 1 and 31)	37	8	45	-	-	-

Revised 1 January	76	54	130	87	-	87

Differences on exchange	2	-	2	4	-	4

Provided in the year	16	10	26	-	46	46

Released	(64)	(54)	(118)	(52)	-	(52)

31 December	30	10	40	39	46	85